Warrant liabilities (Details Narrative)		12 Months Ended
	Mar. 24, 2025 CAD ($) Integer	Jun. 30, 2025 CAD ($) Integer	Jun. 30, 2024 CAD ($) Integer	Mar. 24, 2025 $ / shares shares	Mar. 24, 2025 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of shares issued on registered direct offering | Integer	2,394,367	2,394,367
Number of shares issued on registered direct offering | $		$ 4,975,000
Fair value change of warrant liabilities | $		$ 3,575,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued on registered direct offering | Integer	2,394,367
Subscription price | (per share)				$ 3.55	$ 5.08
Number of shares issued on registered direct offering | $	$ 4,975
Number of shares issued on registered direct offering | shares				7,195	7,195
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued on registered direct offering | Integer		119,718
Exercise price of warrants | (per share)				$ 4.45	$ 6.37